Condensed Consolidated Statements of Shareholders' Equity - USD ($) shares in Millions, $ in Millions	Total	Ordinary Shares	Additional Paid- in Capital	Accumulated Other Comprehensive Income (Loss)	Retained Earnings
Balance, beginning of period (in shares) at Mar. 31, 2025		1,057
Balance, beginning of period at Mar. 31, 2025	$ 6,839	$ 2	$ 2,922	$ 372	$ 3,543
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	368				368
Other comprehensive income (loss), net of tax	21			21
Share-based compensation cost	506		506
Issuance of vested shares from share-based payment arrangements (in shares)		7
Issuance of ordinary shares under Employee Stock Purchase Plan	35		35
Tax withholding on vested shares from share-based payment arrangements (in shares)		(3)
Tax withholding on vested shares from share-based payment arrangements	(362)		(362)
Balance, ending of period (in shares) at Sep. 30, 2025		1,061
Balance, ending of period at Sep. 30, 2025	7,407	$ 2	3,101	393	3,911
Balance, beginning of period (in shares) at Jun. 30, 2025		1,059
Balance, beginning of period at Jun. 30, 2025	7,007	$ 2	2,921	411	3,673
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	238				238
Other comprehensive income (loss), net of tax	(18)			(18)
Share-based compensation cost	265		265
Issuance of vested shares from share-based payment arrangements (in shares)		2
Issuance of ordinary shares under Employee Stock Purchase Plan	35		35
Tax withholding on vested shares from share-based payment arrangements (in shares)		0
Tax withholding on vested shares from share-based payment arrangements	(120)		(120)
Balance, ending of period (in shares) at Sep. 30, 2025		1,061
Balance, ending of period at Sep. 30, 2025	$ 7,407	$ 2	3,101	393	3,911
Balance, beginning of period (in shares) at Mar. 31, 2026	1,064	1,064
Balance, beginning of period at Mar. 31, 2026	$ 8,286	$ 2	3,467	370	4,447
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	400				400
Other comprehensive income (loss), net of tax	1			1
Share-based compensation cost	722		722
Issuance of vested shares from share-based payment arrangements (in shares)		7
Issuance of ordinary shares under Employee Stock Purchase Plan	40		40
Tax withholding on vested shares from share-based payment arrangements (in shares)		(2)
Tax withholding on vested shares from share-based payment arrangements	$ (361)		(361)
Balance, ending of period (in shares) at Sep. 30, 2026	1,070	1,070
Balance, ending of period at Sep. 30, 2026	$ 9,088	$ 2	3,868	371	4,847
Balance, beginning of period (in shares) at Jun. 30, 2026		1,068
Balance, beginning of period at Jun. 30, 2026	8,630	$ 2	3,538	373	4,717
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	130				130
Other comprehensive income (loss), net of tax	(2)			(2)
Share-based compensation cost	377		377
Issuance of vested shares from share-based payment arrangements (in shares)		2
Issuance of ordinary shares under Employee Stock Purchase Plan	40		40
Tax withholding on vested shares from share-based payment arrangements (in shares)		0
Tax withholding on vested shares from share-based payment arrangements	$ (87)		(87)
Balance, ending of period (in shares) at Sep. 30, 2026	1,070	1,070
Balance, ending of period at Sep. 30, 2026	$ 9,088	$ 2	$ 3,868	$ 371	$ 4,847